UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 20th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline              New York, New York            August 14, 2012
--------------------          ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:    $1,117,122
                                           (thousands)


List of Other Included Managers:

Form 13F File Number               Name

(1) 28-11700                       Axial Capital, LP

(2) 28-14501                       Axial Capital Master, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                    Axial Capital Management LLC
                                                           June 30, 2012


COLUMN 1                        COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
--------------               --------------   --------- -------- ------------------ -------------- -------- ------------------------
                                                          VALUE    SHS OR  SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL   DISCRETION     MGRS      SOLE   SHARED  NONE
--------------               --------------   --------- -------- --------- --- ---- -------------- -------- --------- ------ -------
AMERICAN PUBLIC EDUCATION IN COM              02913V103   3,090     96,566 SH       SHARED/DEFINED   1,2       96,566   0          0
BARNES & NOBLE INC           COM              67774109    2,938    178,513 SH       SHARED/DEFINED   1,2      178,513   0          0
BRIDGEPOINT ED INC           COM              10807M105   5,115    234,620 SH       SHARED/DEFINED   1,2      234,620   0          0
CARBONITE INC                COM              141337105      99     11,042 SH       SHARED/DEFINED   1,2       11,042   0          0
CATERPILLAR INC DEL          COM              149123101  25,592    301,400     PUT  SHARED/DEFINED   1,2      301,400   0          0
COMCAST CORP NEW             CL A SPL         20030N200   7,475    238,052 SH       SHARED/DEFINED   1,2            0   0    238,052
CORINTHIAN COLLEGES INC      COM              218868107   1,702    588,986 SH       SHARED/DEFINED   1,2      588,986   0          0
COVANTA HLDG CORP            COM              22282E102  30,086  1,754,302 SH       SHARED/DEFINED   1,2    1,754,302   0          0
CUMMINS INC                  COM              231021106  40,479    417,700     PUT  SHARED/DEFINED   1,2      417,700   0          0
DONNELLEY R R & SONS CO      COM              257867101   4,684    397,937 SH       SHARED/DEFINED   1,2      397,937   0          0
EDUCATION MGMT CORP NEW      COM              28140M103   1,389    199,858 SH       SHARED/DEFINED   1,2      199,858   0          0
ELECTRONICS FOR IMAGING INC  COM              286082102   4,205    258,740 SH       SHARED/DEFINED   1,2      258,740   0          0
FUSION-IO INC                COM              36112J107   5,577    266,962 SH       SHARED/DEFINED   1,2      266,962   0          0
GAMESTOP CORP NEW            CL A             36467W109   3,533    192,444 SH       SHARED/DEFINED   1,2      192,444   0          0
ISHARES TR                   RUSSELL 2000     464287655 149,022  1,873,072 SH       SHARED/DEFINED   1,2    1,873,072   0          0
ITT EDUCATIONAL SERVICES INC COM              45068B109   5,120     84,287 SH       SHARED/DEFINED   1,2       84,287   0          0
LKQ CORP                     COM              501889208   8,228    246,619 SH       SHARED/DEFINED   1,2      246,619   0          0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT   55608B105  20,398    612,748 SH       SHARED/DEFINED   1,2      612,748   0          0
MEREDITH CORP                COM              589433101   2,839     88,880 SH       SHARED/DEFINED   1,2       88,880   0          0
MINDRAY MEDICAL INTL LTD     SPON ADR         602675100   1,703     56,226 SH       SHARED/DEFINED   1,2       56,226   0          0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107   4,186    170,843 SH       SHARED/DEFINED   1,2      170,843   0          0
OI S.A.                      SPN ADR REP PFD  670851203   1,251    101,398 SH       SHARED/DEFINED   1,2      101,398   0          0
QLT INC                      COM              746927102  67,552  8,865,036 SH       SHARED/DEFINED   1,2    8,865,036   0          0
QUAD / GRAPHICS INC          COM CL A         747301109   3,666    254,934 SH       SHARED/DEFINED   1,2      254,934   0          0
RPC INC                      COM              749660106   2,022    170,039 SH       SHARED/DEFINED   1,2      170,039   0          0
SEMGROUP CORP                CL A             81663A105   9,777    306,215 SH       SHARED/DEFINED   1,2      306,215   0          0
SOUFUN HLDGS LTD             ADR              836034108   1,856    117,404 SH       SHARED/DEFINED   1,2      117,404   0          0
SPDR S&P 500 ETF TR          TR UNIT          78462F103 674,335  4,954,523 SH       SHARED/DEFINED   1,2    4,954,523   0          0
STRAYER ED INC               COM              863236105   6,333     58,087 SH       SHARED/DEFINED   1,2       58,087   0          0
STRAYER ED INC               COM              863236105   2,420     22,200     PUT  SHARED/DEFINED   1,2       22,200   0          0
TIBCO SOFTWARE INC           COM              88632Q103  11,875    396,878 SH       SHARED/DEFINED   1,2      396,878   0          0
TIVO INC                     COM              888706108   3,726    451,090 SH       SHARED/DEFINED   1,2      451,090   0          0
VALASSIS COMMUNICATIONS INC  COM              918866104   3,497    160,783 SH       SHARED/DEFINED   1,2      160,783   0          0
YELP INC                     CL A             985817105   1,352     59,477 SH       SHARED/DEFINED   1,2       59,477   0          0



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